Assets and liabilities included in disposal group classified as held for sale (Tables)	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of assets and liabilities classified as held for sale

	As at 30.06.25	As at 31.12.24
Assets included in disposal groups classified as held for sale	£m	£m
Loans and advances to customers	5,464	9,544
Intangible assets	10	25
Property, plant and equipment	—	24
Other assets	111	261
Total assets classified as held for sale	5,585	9,854

Liabilities included in disposal groups classified as held for sale
Deposits from customers	—	3,647
Other liabilities	—	77
Provisions	—	2
Total liabilities classified as held for sale	—	3,726

Net assets classified as held for sale	5,585	6,128